UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.4%)
Argentina (2.3%)
Corporate Bond (0.9%)
YPF SA,
31.35%, 7/7/20 (a)(b)		$7,500	$8,194

Sovereign (1.4%)
Argentina Bonar Bonds,
28.97%, 10/9/17 (b)	ARS	148,220	10,275
Argentina Treasury Bond,
2.50%, 7/22/21		22,232	1,522
			11,797
			19,991
Brazil (12.3%)
Corporate Bond (0.8%)
Petrobras Global Finance BV,
5.38%, 1/27/21		$7,200	6,849

Sovereign (11.5%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	103,800	24,283
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/19 – 1/1/21		262,130	76,785
			101,068
			107,917
Chile (0.2%)
Sovereign (0.2%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	1,165,000	1,892

Colombia (5.9%)
Corporate Bond (0.5%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	13,958,176	4,297

Sovereign (5.4%)
Colombia Government International Bond,
9.85%, 6/28/27		32,100,000	12,599
Colombian TES,
10.00%, 7/24/24		75,028,500	28,294
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)		21,492,000	6,309
			47,202
			51,499
Hungary (4.4%)
Sovereign (4.4%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	1,200,000	4,403
5.50%, 6/24/25		2,700,000	11,794
6.00%, 11/24/23		1,214,000	5,411

7.50%, 11/12/20		3,804,000	16,882
			38,490
India (1.0%)
Sovereign (1.0%)
India Government Bond,
8.40%, 7/28/24	INR	550,000	8,795

Indonesia (10.4%)
Sovereign (10.4%)
Barclays Bank PLC, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17 (a)	IDR	290,000,000	22,914
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17		154,683,530	12,222
Indonesia Treasury Bond,
8.38%, 3/15/34		202,600,000	16,968
8.75%, 5/15/31		137,230,000	11,960
9.00%, 3/15/29		311,014,000	27,270
			91,334
Malaysia (4.8%)
Sovereign (4.8%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	23,754	5,970
4.18%, 7/15/24		141,175	36,254
			42,224
Mexico (11.3%)
Sovereign (11.3%)
Mexican Bonos,
6.50%, 6/10/21	MXN	675,185	37,361
7.75%, 5/29/31		29,500	1,801
8.50%, 5/31/29		290,400	18,728
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (a)(c)		791,300	41,085
			98,975
Peru (2.7%)
Sovereign (2.7%)
Peru Government Bond,
(Units)
5.70%, 8/12/24 (c)	PEN	44,037	13,314
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (a)(c)		14,001	4,233
8.20%, 8/12/26 (c)		17,110	6,068
			23,615
Poland (9.3%)
Sovereign (9.3%)
Poland Government Bond,
5.25%, 10/25/20	PLN	130,500	37,775
5.75%, 9/23/22		141,500	43,214
			80,989

Romania (3.5%)
Sovereign (3.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	108,800	30,603

Russia (6.8%)
Sovereign (6.8%)
Russian Federal Bond - OFZ,
6.70%, 5/15/19	RUB	953,300	13,761
7.05%, 1/19/28		1,775,000	24,562
8.15%, 2/3/27		1,398,800	21,044
			59,367
South Africa (10.3%)
Sovereign (10.3%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	651,200	44,476
7.25%, 1/15/20		24	2
8.00%, 1/31/30		692,350	45,957
			90,435
Thailand (1.4%)
Sovereign (1.4%)
Thailand Government Bond,
3.63%, 6/16/23	THB	380,000	12,125

Turkey (8.8%)
Corporate Bond (3.7%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (a)	TRY	102,980	32,702

Sovereign (5.1%)
Turkey Government Bond,
7.10%, 3/8/23		38,300	11,333
8.00%, 3/12/25		19,600	5,980
10.50%, 1/15/20		77,825	27,158
			44,471
			77,173
Total Fixed Income Securities (Cost $978,222)			835,424
Short-Term Investments (4.6%)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill,
0.34%, 10/20/16 (d) (Cost $8,224)		$8,230	8,226

	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $15,864)	15,864,247	15,864

	Face Amount (000)		Value (000)
Argentina (1.9%)
Sovereign (1.9%)
Letras del Banco Central de la Republica Argentina,
28.25%, 1/11/17	ARS	52,710	3,158
29.50%, 1/11/17		52,920	3,170
30.25%, 12/28/16		72,500	4,384
30.50%, 12/28/16		95,280	5,762
Total Sovereign (Cost $17,200)			16,474
Total Short-Term Investments (Cost $41,308)			40,564
Total Investments (100.0%) (Cost $1,019,530) (f)(g)			875,988
Liabilities in Excess of Other Assets			(270,371)
Net Assets			$605,617

(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at July 31, 2016.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection open foreign currency forward exchange contracts and a futures contract.
(g)

At July 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,111,000 and the aggregate gross unrealized depreciation is approximately $165,653,000 resulting in net unrealized depreciation of approximately $143,542,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	15,500		$4,716	8/2/16	$(65)
JPMorgan Chase Bank NA	BRL	95,608		$29,175	8/2/16	(311)
JPMorgan Chase Bank NA	BRL	19,500		$6,042	8/2/16	28
JPMorgan Chase Bank NA	BRL	11,300		$3,481	8/2/16	(4)
JPMorgan Chase Bank NA	BRL	9,990		$3,018	8/2/16	(63)
JPMorgan Chase Bank NA	BRL	10,110		$3,070	8/2/16	(48)
JPMorgan Chase Bank NA	BRL	12,800		$3,952	8/2/16	4
JPMorgan Chase Bank NA	BRL	20,000		$6,175	8/2/16	6
JPMorgan Chase Bank NA	BRL	113,908		$35,168	8/2/16	37
JPMorgan Chase Bank NA	BRL	15,300		$4,724	8/2/16	5
JPMorgan Chase Bank NA		$3,817	BRL	12,800	8/2/16	130
JPMorgan Chase Bank NA		$4,599	BRL	15,300	8/2/16	120
JPMorgan Chase Bank NA		$6,118	BRL	20,000	8/2/16	51
JPMorgan Chase Bank NA		$34,707	BRL	113,908	8/2/16	424
JPMorgan Chase Bank NA		$3,084	BRL	9,990	8/2/16	(3)
JPMorgan Chase Bank NA		$3,489	BRL	11,300	8/2/16	(4)
JPMorgan Chase Bank NA		$4,785	BRL	15,500	8/2/16	(5)
JPMorgan Chase Bank NA		$6,020	BRL	19,500	8/2/16	(6)
JPMorgan Chase Bank NA		$29,518	BRL	95,608	8/2/16	(31)
JPMorgan Chase Bank NA		$3,121	BRL	10,110	8/2/16	(3)
JPMorgan Chase Bank NA	CLP	810,000		$1,224	8/5/16	(13)
JPMorgan Chase Bank NA	CLP	3,960,000		$6,043	8/5/16	(4)
JPMorgan Chase Bank NA	EUR	5,400		$5,971	8/5/16	(67)
JPMorgan Chase Bank NA	PEN	12,800		$3,822	8/5/16	2
JPMorgan Chase Bank NA		$842	EUR	760	8/5/16	7
JPMorgan Chase Bank NA		$5,857	EUR	5,300	8/5/16	69
JPMorgan Chase Bank NA		$10,485	PEN	34,600	8/5/16	(159)
JPMorgan Chase Bank NA		$5,999	PEN	19,700	8/5/16	(120)
JPMorgan Chase Bank NA		$1,523	PEN	5,000	8/5/16	(30)
JPMorgan Chase Bank NA	MXN	757,927		$40,307	8/8/16	(90)
JPMorgan Chase Bank NA	MXN	112,800		$5,950	8/8/16	(62)
JPMorgan Chase Bank NA	MXN	56,000		$3,006	8/8/16	22
JPMorgan Chase Bank NA	MXN	83,600		$4,414	8/8/16	(42)
JPMorgan Chase Bank NA		$3,233	MXN	59,300	8/8/16	(73)
JPMorgan Chase Bank NA		$2,392	MXN	45,000	8/8/16	7
JPMorgan Chase Bank NA		$3,723	MXN	70,000	8/8/16	8
JPMorgan Chase Bank NA	SGD	8,000		$5,925	8/11/16	(42)
JPMorgan Chase Bank NA	SGD	8,200		$6,056	8/11/16	(60)
JPMorgan Chase Bank NA	IDR	143,338,000		$10,913	8/15/16	(11)
JPMorgan Chase Bank NA	IDR	102,000,000		$7,754	8/15/16	(20)
JPMorgan Chase Bank NA	IDR	89,300,000		$6,755	8/15/16	(51)
JPMorgan Chase Bank NA	IDR	59,900,000		$4,559	8/15/16	(6)
JPMorgan Chase Bank NA	TRY	56,160		$19,201	8/15/16	464
JPMorgan Chase Bank NA	TRY	5,500		$1,796	8/15/16	(39)
JPMorgan Chase Bank NA	TRY	11,200		$3,634	8/15/16	(103)
JPMorgan Chase Bank NA	TRY	5,500		$1,806	8/15/16	(29)
JPMorgan Chase Bank NA		$7,857	IDR	103,000,000	8/15/16	(7)
JPMorgan Chase Bank NA		$2,578	TRY	7,900	8/15/16	57
JPMorgan Chase Bank NA		$1,930	TRY	5,850	8/15/16	22
JPMorgan Chase Bank NA		$8,660	PHP	406,500	8/19/16	(39)
JPMorgan Chase Bank NA	COP	22,812,000		$7,722	8/22/16	324
JPMorgan Chase Bank NA	HUF	3,718,000		$13,035	8/22/16	(329)
JPMorgan Chase Bank NA	INR	595,250		$8,825	8/22/16	(31)

JPMorgan Chase Bank NA	RON	49,640		$12,241	8/22/16	(232)
JPMorgan Chase Bank NA		$8,207	PLN	32,550	8/22/16	141
JPMorgan Chase Bank NA		$2,147	PLN	8,400	8/22/16	8
JPMorgan Chase Bank NA		$35,057	THB	1,227,700	8/22/16	177
JPMorgan Chase Bank NA		$2,901	ZAR	41,700	8/22/16	91
JPMorgan Chase Bank NA		$2,451	ZAR	35,200	8/22/16	75
JPMorgan Chase Bank NA	ZAR	399,777		$27,749	8/22/16	(937)
JPMorgan Chase Bank NA	ZAR	39,300		$2,711	8/22/16	(109)
JPMorgan Chase Bank NA		$22,122	MYR	90,190	8/26/16	3
JPMorgan Chase Bank NA		$3,179	MYR	12,900	8/26/16	(15)
JPMorgan Chase Bank NA	RUB	2,188,054		$32,882	8/29/16	(45)
JPMorgan Chase Bank NA	BRL	113,908		$34,352	9/2/16	(401)
Citibank NA	ARS	25,000		$1,518	12/30/16	(13)
Citibank NA	ARS	76,760		$4,583	12/30/16	(119)
Citibank NA	ARS	77,080		$4,583	12/30/16	(138)
Citibank NA	ARS	19,640		$1,205	1/18/17	13
Citibank NA	ARS	5,860		$360	1/18/17	4
Citibank NA	ARS	101,000		$6,364	1/18/17	233
Citibank NA	ARS	87,400		$5,141	6/13/17	134
Citibank NA	ARS	34,900		$2,053	6/13/17	54
Citibank NA	ARS	52,000		$2,921	6/13/17	(57)
Citibank NA	ARS	137,800		$7,520	6/13/17	(374)
Citibank NA		$8,771	ARS	152,000	6/13/17	(63)
Citibank NA		$6,254	ARS	108,000	6/13/17	(67)
						$(1,820)

Futures Contract:

The Fund had the following futures contract open at July 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
German Euro BOBL	128	$(19,129)	Sep-16	$14

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	89.4%
Corporate Bonds	6.0
Other*	4.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open short futures contract with an underlying face amount of approximately $19,129,000 with unrealized appreciation of approximately $14,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,820,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • July 31, 2016 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$52,042	$—	$52,042
Sovereign	—	783,382	—	783,382
Total Fixed Income Securities	—	835,424	—	835,424
Short-Term Investments
U.S. Treasury Security	—	8,226	—	8,226
Investment Company	15,864	—	—	15,864
Sovereign	—	16,474	—	16,474
Total Short-Term Investments	15,864	24,700	—	40,564
Foreign Currency Forward Exchange Contracts	—	2,720	—	2,720
Futures Contract	14	—	—	14
Total Assets	15,878	862,844	—	878,722
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,540)	—	(4,540)
Total	$15,878	$858,304	$—	$874,182

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016